Note 6 - Fair Value Measurements and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
5–
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

ASC Topic
820,
Fair Value Measurement and Disclosures
, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three
levels:

●	Level 1– Quoted prices in active markets for identical assets and liabilities;

●	Level 2– Inputs other than level one inputs that are either directly or indirectly observable; and

●	Level 3– Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Liabilities measured at fair value on a recurring basis are summarized as follows at
June 30, 2018:

	Fair value measurement using inputs

	Level 1	Level 2	Level 3

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$748,417
Series A Note Derivative	$-0-	$-0-	$8,000,101

The following table summarizes the activity during the
six
months ended
June
2018
and
2017
for financial instruments at fair value using Level
3:

Balance at December 31, 2017	$2,047,264	Balance at December 31, 2016	$2,176,552
Issuance of additional Series 2023 Notes	- 0 -	Issuance of additional Series 2023 Notes	25,038
Issuance of additional Series A Notes	122,750	Issuance of additional Series A Notes	- 0 -
Net unrealized gain (loss) included in operations	6,578,504	Net unrealized gain (loss) included in operations	(1,636,841)

Balance at June 30, 2018	$8,748,518	Balance at June 30, 2017	$564,749

The recorded value of certain financial assets and liabilities, which consist primarily of cash and cash equivalents, receivables, and accounts payable and accrued expenses approximate their fair value at
June 30, 2018
and
December 31, 2017
based upon the short-term nature of the assets and liabilities. Based on borrowing rates currently available to the Company for loans with similar terms, and the remaining short-term period outstanding, the carrying value of notes payable other than PIK notes approximate fair value. The estimated fair value of the PIK Notes Payable was
$12,842,158
and
$11,395,208
at
June 30, 2018
and
December 31, 2017 (
Level
3
), respectively.

For the Company's warrant and PIK note derivative liabilities, Level
3
fair value hierarchy was estimated using a Monte Carlo Model using the following assumptions:

Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30,	December 31,
	2018	2017

Market price and estimated fair value of stock	$0.17	$0.05
Exercise price (1)	$0.59	$0.59
Term (years)	5.08	5.58
Dividend yield	-0-	-0-
Expected volatility	130.4%	115.3%
Risk-free interest rate	2.73%	2.24%

(
1
) Exercise price is reflective of amended Series
2023
Notes issued in
December 2017
as discussed in Note
8.

Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30,	December 31,
	2018	2017

Market price and estimated fair value of stock	$0.17	$0.05
Exercise price (1)	$0.40	$0.40
Term (years)	5.09	5.58
Dividend yield	-0-	-0-
Expected volatility	130.4%	115.3%
Risk-free interest rate	2.73%	2.24%

(
1
) Exercise price is reflective of amended Series A Notes issued in
December 2017
as discussed in Note
7.

NOTE
6
– FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

ASC Topic
820,
Fair Value Measurement and Disclosures
, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three
levels:

●	Level 1 – Quoted prices in active markets for identical assets and liabilities;
●	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level 3 – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Liabilities measured at fair value on a recurring basis are summarized as follows:

	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	December 31, 2017	December 31, 2016

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$163,634	$163,634	$142,909
Series A Note Derivative	$-0-	$-0-	$1,883,630	$1,883,630	$2,033,643

The following table summarizes the activity for financial instruments at fair value using Level
3
inputs for
2017
and
2016:

	2017	2016
Balance at beginning of year	$2,176,552	$5,138,857
Issuance of additional Series 2023 Notes	13,155	18,807
Issuance of additional Series A Notes	85,834	247,931
Net unrealized gain included in operations	(228,277)	(3,229,043)

Balance at end of year	$2,047,264	$2,176,552

The recorded value of certain financial assets and liabilities, which consist primarily of cash and cash equivalents, receivables, and accounts payable and accrued expenses approximate their fair value at
December 31, 2017
and
2016
based upon the short-term nature of the assets and liabilities. Based on borrowing rates currently available to the Company for loans with similar terms, and the remaining short-term period outstanding, the carrying value of notes payable other than PIK notes approximate fair value. The estimated fair value of the PIK Notes Payable was approximately
$11,395,208
and
$23,361,553
at
December 31, 2017
and
2016
(Level
3
), respectively.

For the Company's warrant and PIK note derivative liabilities, Level
3
fair value hierarchy was estimated using a Monte Carlo Model using the following assumptions:

Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2017	December 31, 2016

Market price and estimated fair value of stock	$0.05	$0.12
Exercise price (1)	$0.59	$1.28
Term (years)	5.58	6.58
Dividend yield	-0-	-0-
Expected volatility	115.3%	86.2%
Risk-free interest rate	2.24%	2.18%

(
1
) Exercise price is reflective of amended Series
2023
Notes issued in
December 2017
as discussed in Note
8.

Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2017	December 31, 2016

Market price and estimated fair value of stock	$0.05	$0.12
Exercise price (1)	$0.40	$0.83
Term (years)	5.58	6.58
Dividend yield	-0-	-0-
Expected volatility	115.3%	86.2%
Risk-free interest rate	2.24%	2.18%

(
1
) Exercise price is reflective of amended Series A Notes issued in
December 2017
as discussed in Note
8.